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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners Offshore LLC
         --------------------------------------------
Address:          717 Fifth Avenue
         -----------------------------------------------------
                  New York, NY 10022
         -----------------------------------------------------


Form 13F File Number:  28-05427
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Richard I. Ellenbogen
                  -----------------------------------------------------
Title:                     Vice President & General Counsel
                  -----------------------------------------------------
Phone:                     212.224.5505
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   2/14/01
------------------------    -------------------------      -------
(Signature)                 (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        ------------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              30
                                            ---------------------------

Form 13F Information Table Value Total:    $         12,505
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE






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

                                                                            ENTRUST PARTNERS OFFSHORE LLC
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      MARKET VALUE SHARES/PRN AMT SH/PRN PUT/CALL
                                                               * 1000
ADVANCED MICRO DEVICES INC          COMMON STOCK    007903107            35           2500 SH
AMERICA ONLINE INC-DEL              COMMON STOCK    00184A105           125           3600 SH
ASPECT TELECOMMUNICATIONS CORP      COMMON STOCK    04523710            878         109050 SH
ASPEON INC                          COMMON STOCK    045354107            57          37725 SH
AT&T CORP LIBERTY MEDIA CORP        COMMON STOCK    001957208           273          20150 SH
AZTEC TECHNOLOGY PARTNERS INC       COMMON STOCK    05480L101            30         137500 SH
CABLETRON SYSTEMS INC               COMMON STOCK    126920107           476          31575 SH
CAPITAL ONE FINANCIAL CORP          COMMON STOCK    14040H105           316           4800 SH
CASELLA WASTE SYSTEMS INC-CLA       COMMON STOCK    147448104           695          79950 SH
CRESTLINE CAPITAL CORP              COMMON STOCK    226153104          1345          52225 SH
DIAMONDS TRUST - UNIT SERIES 1      SHARES          252787106           737           6900 SH
***ESC MEDICAL SYSTEMS LTD          CONVERT. BOND   269025AB8           251         300000 SH
***ESC MEDICAL SYSTEMS LTD          ORDINARY SHS    M40868107           387          32100 SH
NASDAQ 100 SHARES UNIT SER 1        SHARES          631100104           368           6300 SH
OMNICARE INC                        COMMON STOCK    681904108           582          26900 SH
STANDARD & POORS DEP. REC           SHARES          78462F103           695           5300 SH
STARWOOD HOTELS & RESORTS           COMMON STOCK    85590A203           937          26575 SH
***SBS BROADCASTING SA              COMMON STOCK    L8137F102           896          34200 SH
STEWART W.P. & CO LTD               COMMON STOCK    684922106            13            500 SH
UNITEDFLOBALCOM CL A                COMMON STOCK    913247508           674          49500 SH
USA NETWORKS INC                    COMMON STOCK    902984103           447          23000 SH
VIACOM INC CL-B                     COMMON STOCK    925524308           136           2900 SH
VODAFONE GROUP PLC NEW              COMMON STOCK    92857W100           575          16050 SH
NAVISTAR INTERNATIONAL CORP         COMMON STOCK    63934E108             1             70 SH     CALL
GLOBALSTAR T JAN 020                COMMON STOCK    G3930H104          1337            713 SH     PUT
GLOBALSTAR T JAN 010                COMMON STOCK    G3930H104            33             35 SH     PUT
RITE AID CRP JAN 005                COMMON STOCK    767754104            47            155 SH     PUT
TAKE TWO INTERACTIVE SOFT.          COMMON STOCK    0008740541           30             70 SH     PUT
VENTANA MED JAN 22.5                COMMON STOCK    92276H106            54            120 SH     PUT
XEIKON NV AUG 020 AME               COMMON STOCK    984003103            75             55 SH     PUT
                                                                      12505
*** FOREIGN COMPANY


Table continued...


NAME OF ISSUER                     INVESTMENT MANAGERS  SOLE    SHARED NONE
                                   Discretion
ADVANCED MICRO DEVICES INC         SOLE                    2500
AMERICA ONLINE INC-DEL             SOLE                    3600
ASPECT TELECOMMUNICATIONS CORP     SOLE                  109050
ASPEON INC                         SOLE                   37725
AT&T CORP LIBERTY MEDIA CORP       SOLE                   20150
AZTEC TECHNOLOGY PARTNERS INC      SOLE                  137500
CABLETRON SYSTEMS INC              SOLE                   31575
CAPITAL ONE FINANCIAL CORP         SOLE                    4800
CASELLA WASTE SYSTEMS INC-CLA      SOLE                   79950
CRESTLINE CAPITAL CORP             SOLE                   52225
DIAMONDS TRUST - UNIT SERIES 1     SOLE                    6900
***ESC MEDICAL SYSTEMS LTD         SOLE                  300000
***ESC MEDICAL SYSTEMS LTD         SOLE                   32100
NASDAQ 100 SHARES UNIT SER 1       SOLE                    6300
OMNICARE INC                       SOLE                   26900
STANDARD & POORS DEP. REC          SOLE                    5300
STARWOOD HOTELS & RESORTS          SOLE                   26575
***SBS BROADCASTING SA             SOLE                   34200
STEWART W.P. & CO LTD              SOLE                     500
UNITEDFLOBALCOM CL A               SOLE                   49500
USA NETWORKS INC                   SOLE                   23000
VIACOM INC CL-B                    SOLE                    2900
VODAFONE GROUP PLC NEW             SOLE                   16050
NAVISTAR INTERNATIONAL CORP        SOLE                      70
GLOBALSTAR T JAN 020               SOLE                     713
GLOBALSTAR T JAN 010               SOLE                      35
RITE AID CRP JAN 005               SOLE                     155
TAKE TWO INTERACTIVE SOFT.         SOLE                      70
VENTANA MED JAN 22.5               SOLE                     120
XEIKON NV AUG 020 AME              SOLE                      55

*** FOREIGN COMPANY
